Cover	Jan. 03, 2022
Cover [Abstract]
Entity Registrant Name	RENAVOTIO, INC
Entity Central Index Key	0001574910
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 03, 2022
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-188401
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	99-0385424
Entity Address Address Line 1	601 South Boulder Ave
Entity Address Address Line 2	Suite 600
Entity Address City Or Town	Tulsa
Entity Address State Or Province	OK
Entity Address Postal Zip Code	74119
City Area Code	888
Local Phone Number	928-1312